Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Depreciation rates for tangible assets (Details)	12 Months Ended
Dec. 31, 2019
Building for own use [Member]
Effective dates of revaluation property plant and equipment Line Items
Effective dates of revaluation property plant and equipment	1% - 4%
Furniture [Member]
Effective dates of revaluation property plant and equipment Line Items
Effective dates of revaluation property plant and equipment	8% - 10%
Fixtures [Member]
Effective dates of revaluation property plant and equipment Line Items
Effective dates of revaluation property plant and equipment	6% - 12%
Office Supplies and hardware [Member]
Effective dates of revaluation property plant and equipment Line Items
Effective dates of revaluation property plant and equipment	8% - 25%